Average Annual Total Returns - Institutional Select - Vanguard Extended Market Index Fund	Institutional Select Shares 1 Year	Institutional Select Shares Since Inception	Institutional Select Shares Inception Date	Institutional Select Shares Return After Taxes on Distributions 1 Year	Institutional Select Shares Return After Taxes on Distributions Since Inception	Institutional Select Shares Return After Taxes on Distributions Inception Date	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Select Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Standard & Poor's Completion Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	32.27%	18.80%	Jun. 27, 2016	31.75%	18.29%	Jun. 27, 2016	19.22%	15.01%	Jun. 27, 2016	32.17%	18.63%	Jun. 27, 2016	20.79%	17.55%	Jun. 27, 2016